Schedule of Company’s movement in carrying amount of investment in associate (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Investment In Associate
Balance, beginning of period
Initial recognition - cash consideration	2,810,864
Initial recognition - Note payable	9,719,504
Share of net loss of associate	(28,248)
Balance, end of period	$ 12,502,120